Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	TWD ($)	USD ($)	Common stocks [Member] TWD ($)	Common stocks [Member] USD ($)	Additional paid-in capital [Member] TWD ($)	Additional paid-in capital [Member] USD ($)	Legal reserve [Member] TWD ($)	Legal reserve [Member] USD ($)	Special reserve [Member] TWD ($)	Special reserve [Member] USD ($)	Unappropriated earnings [Member] TWD ($)	Unappropriated earnings [Member] USD ($)	Total retained earnings [Member] TWD ($)	Total retained earnings [Member] USD ($)	Exchange differences arising from the translation of the foreign operations [Member] TWD ($)	Exchange differences arising from the translation of the foreign operations [Member] USD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] TWD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] USD ($)	Gain or Loss on hedging instruments [Member] TWD ($)	Gain or Loss on hedging instruments [Member] USD ($)	Total Others [member] TWD ($)	Total Others [member] USD ($)	Total equity attributable to stockholders of the parent [Member] TWD ($)	Total equity attributable to stockholders of the parent [Member] USD ($)	Noncontrolling interests [Member] TWD ($)	Noncontrolling interests [Member] USD ($)
Beginning balance at Dec. 31, 2018	$ 384,458		$ 77,574		$ 149,762		$ 77,574		$ 2,676		$ 66,575		$ 146,825		$ (79)		$ 538		$ 1		$ 460		$ 374,621		$ 9,837
Cash dividends distributed by Chunghwa	(34,746)		0		0		0		0		(34,746)		(34,746)		0		0		0		0		(34,746)		0
Cash dividends distributed by subsidiaries	(710)		0		0		0		0		0		0		0		0		0		0		0		(710)
Unclaimed dividend	1		0		1		0		0		0		0		0		0		0		0		1		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method																									0
Net income	33,921		0		0		0		0		32,947		32,947		0		0		0		0		32,947		974
Other comprehensive income (loss)	1,328		0		0		0		0		1,208		1,208		(69)		197		(1)		127		1,335		(7)
TOTAL COMPREHENSIVE INCOME	35,249		0		0		0		0		34,155		34,155		(69)		197		(1)		127		34,282		967
Share-based payment transactions of subsidiaries	21		0		(1)		0		0		0		0		0		0		0		0		(1)		22
Net increase (decrease) in noncontrolling interests	(1)		0		0		0		0		0		0		0		0		0		0		0		(1)
Ending balance at Dec. 31, 2019	384,272		77,574		149,762		77,574		2,676		65,984		146,234		(148)		735		0		587		374,157		10,115
Cash dividends distributed by Chunghwa	(32,783)		0		0		0		0		(32,783)		(32,783)		0		0		0		0		(32,783)		0
Cash dividends distributed by subsidiaries	(775)		0		0		0		0		0		0		0		0		0		0		0		(775)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(2)		0		0		0		0		0		0		0		0		0		0		0		(2)
Net income	34,704		0		0		0		0		33,419		33,419		0		0		0		0		33,419		1,285
Other comprehensive income (loss)	1,290		0		0		0		0		937		937		(167)		522		2		357		1,294		(4)
TOTAL COMPREHENSIVE INCOME	35,994		0		0		0		0		34,356		34,356		(167)		522		2		357		34,713		1,281
Disposal of investments in equity instruments at fair value through other comprehensive income	0		0		0		0		0		17		17		0		(17)		0		(17)		0		0
Share-based payment transactions of subsidiaries	89		0		26		0		0		0		0		0		0		0		0		26		63
Net increase (decrease) in noncontrolling interests	476		0		0		0		0		0		0		0		0		0		0		0		476
Ending balance at Dec. 31, 2020	387,273		77,574		149,790		77,574		2,676		67,574		147,824		(315)		1,240		2		927		376,115		11,158
Cash dividends distributed by Chunghwa	(33,404)		0		0		0		0		(33,404)		(33,404)		0		0		0		0		(33,404)		0
Cash dividends distributed by subsidiaries	(896)		0		0		0		0		0		0		0		0		0		0		0		(896)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	1		0		1		0		0		0		0		0		0		0		0		1		0
Net income	37,047	$ 1,336	0		0		0		0		35,616		35,616		0		0		0		0		35,616		1,431
Other comprehensive income (loss)	(966)	(35)	0		0		0		0		311		311		(77)		(1,188)		(10)		(1,275)		(964)		(2)
TOTAL COMPREHENSIVE INCOME	36,081	1,301	0		0		0		0		35,927		35,927		(77)		(1,188)		(10)		(1,275)		34,652		1,429
Disposal of investments in equity instruments at fair value through other comprehensive income	0		0		0		0		0		60		60		0		(60)		0		(60)		0		0
Share-based payment transactions of subsidiaries	73		0		17		0		0		0		0		0		0		0		0		17		56
Net increase (decrease) in noncontrolling interests																									0
Ending balance at Dec. 31, 2021	$ 389,130	$ 14,028	$ 77,574	$ 2,796	$ 149,810	$ 5,401	$ 77,574	$ 2,796	$ 2,676	$ 97	$ 70,157	$ 2,529	$ 150,407	$ 5,422	$ (392)	$ (15)	$ (8)	$ 0	$ (8)	$ 0	$ (408)	$ (15)	$ 377,383	$ 13,604	$ 11,747	$ 424